SELECTED QUARTERLY FINANCIAL DATA SELECTED QUARTERLY FINANCIAL DATA (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Quarterly Financial Data [Abstract]
Net Sales	$ 2,906.0	$ 2,759.3	$ 2,859.4	$ 2,476.5	$ 2,659.5	$ 2,517.2	$ 2,557.2	$ 2,414.0	$ 11,001.2	$ 10,147.9	$ 9,376.5
Gross Profit	1,030.7	987.7	1,005.9	908.6	946.1	911.9	928.9	908.6	3,932.9	3,695.5
Selling, General and Administrative Expense, Total including Allowance for Doubtful Accounts	703.1	669.6	677.2	664.7	636.6	609.2	621.5	632.6	2,714.6	2,499.9
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	65.6	169.6	197.4	84.7	137.7	90.0	128.4	107.9	517.3	464.0	606.6
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest	(0.1)	(0.3)	(0.3)	(0.4)	0.4	(0.2)	(0.3)	(0.7)	(1.0)	(0.8)	(0.1)
Income (Loss) from Continuing Operations Attributable to Parent	65.7	169.9	197.7	85.1	137.3	90.2	128.7	108.6	518.3	464.8	606.7
Net loss from discontinued operations	(9.6)	(3.9)	(10.6)	(4.0)	354.8	25.0	26.1	13.2	(28.0)	419.0	67.9
Net earnings	$ 56.1	$ 166.0	$ 187.1	$ 81.1	$ 492.1	$ 115.2	$ 154.8	$ 121.8	$ 490.3	$ 883.8	$ 674.6
Continuing operations (USD per share)	$ 0.42	$ 1.10	$ 1.27	$ 0.55	$ 0.85	$ 0.55	$ 0.78	$ 0.66	$ 3.34	$ 2.85	$ 3.65
Discontinued operations (USD per share)	$ (0.06)	$ (0.02)	$ (0.07)	$ (0.03)	$ 2.20	$ 0.15	$ 0.16	$ 0.08	$ (0.18)	$ 2.57	$ 0.41
Total basic earnings per share of common stock (USD per share)	$ 0.36	$ 1.07	$ 1.21	$ 0.52	$ 3.05	$ 0.71	$ 0.94	$ 0.74	$ 3.16	$ 5.41	$ 4.06
Continuing operations (USD per share)	$ 0.41	$ 1.07	$ 1.25	$ 0.53	$ 0.83	$ 0.54	$ 0.77	$ 0.64	$ 3.26	$ 2.79	$ 3.57
Discontinued operations (USD per share)	$ (0.06)	$ (0.02)	$ (0.07)	$ (0.02)	$ 2.16	$ 0.15	$ 0.15	$ 0.08	$ (0.18)	$ 2.51	$ 0.40
Earnings Per Share, Diluted	$ 0.35	$ 1.04	$ 1.18	$ 0.51	$ 2.99	$ 0.69	$ 0.92	$ 0.72	$ 3.09	$ 5.30	$ 3.97